Income Taxes - Reconciliation Setting Forth Differences Between Effective Tax Rate and U.S. Statutory Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income tax benefit at federal statutory rate	$ 2,373	$ 1,232	$ 763
State and local income taxes net of federal tax benefit	7,059	787	247
Federal credits	718	1,210	2,454
IP Transfer	22,176
Nondeductible/nontaxable permanent items	(1)	4	(89)
Share based compensation benefit and other	2	1,644
Change in valuation allowance	$ (32,327)	$ (4,877)	$ (3,376)
Effective tax rate	0.00%	0.00%	0.00%